Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Entity Registrant Name	NQ MOBILE INC.
Entity Central Index Key	0001509986
Entity Current Reporting Status	Yes
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Class A Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	408,985,937
Class B Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,352,971